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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

        QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
                               INVESTMENT COMPANY

Investment Company Act file number 811-03443

                                 AIM Summit Fund
               (Exact name of registrant as specified in charter)

                11 Greenway Plaza, Suite 100 Houston, Texas 77046
              (Address of principal executive offices) (Zip code)

       Philip A. Taylor 11 Greenway Plaza, Suite 100 Houston, Texas 77046
                     (Name and address of agent for service)

Registrant's telephone number, including area code: (713) 626-1919

Date of fiscal year end: 10/31

Date of reporting period: 07/31/06

Item 1.  Schedule of Investments.

                                 AIM SUMMIT FUND
            Quarterly Schedule of Portfolio Holdings - July 31, 2006

                                                       (AIM(R) INVESTMENTS LOGO)
                                                   Your goals. Our solutions.(R)

AIMinvestments.com   SUM-QTR-1 7/06   A I M Advisors, Inc.

AIM SUMMIT FUND

SCHEDULE OF INVESTMENTS
July 31, 2006
(Unaudited)

                                                      SHARES          VALUE
                                                    ----------   --------------
DOMESTIC COMMON STOCKS-76.69%
AEROSPACE & DEFENSE-3.46%
Boeing Co. (The)                                       265,000   $   20,516,300
Precision Castparts Corp.                              336,700       20,084,155
United Technologies Corp.                              620,224       38,571,731
                                                                 --------------
                                                                     79,172,186
                                                                 --------------
AGRICULTURAL PRODUCTS-1.21%
Archer-Daniels-Midland Co.                             628,000       27,632,000
                                                                 --------------
AIR FREIGHT & LOGISTICS-0.34%
FedEx Corp.                                             75,000        7,853,250
                                                                 --------------
APPLICATION SOFTWARE-0.51%
Amdocs Ltd.(a)                                         323,800       11,747,464
                                                                 --------------
ASSET MANAGEMENT & CUSTODY BANKS-1.20%
Franklin Resources, Inc.                               120,600       11,028,870
Janus Capital Group Inc.                               250,000        4,047,500
T. Rowe Price Group Inc.                               300,800       12,426,048
                                                                 --------------
                                                                     27,502,418
                                                                 --------------
BIOTECHNOLOGY-2.98%
Amgen Inc.(a)                                          546,400       38,105,936
Gilead Sciences, Inc.(a)                               487,800       29,989,944
                                                                 --------------
                                                                     68,095,880
                                                                 --------------
COMMUNICATIONS EQUIPMENT-5.33%
Cisco Systems, Inc.(a)                               2,164,191       38,630,809
Harris Corp.                                           515,000       23,458,250
Motorola, Inc.                                         895,000       20,370,200
QUALCOMM Inc.                                        1,118,000       39,420,680
                                                                 --------------
                                                                    121,879,939
                                                                 --------------
COMPUTER & ELECTRONICS RETAIL-0.34%
Best Buy Co., Inc.                                     173,700        7,875,558
                                                                 --------------
COMPUTER HARDWARE-1.30%
Apple Computer, Inc.(a)                                435,660       29,607,454
                                                                 --------------
COMPUTER STORAGE & PERIPHERALS-1.84%
EMC Corp.(a)                                         2,064,178       20,951,407
Western Digital Corp.(a)                             1,202,200       21,086,588
                                                                 --------------
                                                                     42,037,995
                                                                 --------------
CONSTRUCTION & FARM MACHINERY & HEAVY
   TRUCKS-2.08%
Caterpillar Inc.                                       270,000       19,134,900
Deere & Co.                                            182,000       13,207,740

                                                      SHARES          VALUE
                                                    ----------   --------------
CONSTRUCTION & FARM MACHINERY & HEAVY
   TRUCKS-(CONTINUED)
Joy Global Inc.                                        406,000   $   15,233,120
                                                                 --------------
                                                                     47,575,760
                                                                 --------------
CONSUMER ELECTRONICS-0.81%
Harman International Industries, Inc.                  229,979       18,444,316
                                                                 --------------
DATA PROCESSING & OUTSOURCED SERVICES-0.51%
Paychex, Inc.                                          340,000       11,621,200
                                                                 --------------
DEPARTMENT STORES-0.55%
J.C. Penney Co., Inc.                                  200,000       12,592,000
                                                                 --------------
DIVERSIFIED METALS & MINING-0.62%
Phelps Dodge Corp.                                     161,400       14,096,676
                                                                 --------------
ELECTRICAL COMPONENTS & EQUIPMENT-1.28%
Emerson Electric Co.                                   282,000       22,255,440
Rockwell Automation, Inc.                              114,000        7,065,720
                                                                 --------------
                                                                     29,321,160
                                                                 --------------
FOOTWEAR-1.58%
NIKE, Inc.-Class B                                     457,100       36,110,900
                                                                 --------------
GENERAL MERCHANDISE STORES-0.19%
Target Corp.                                            97,062        4,457,087
                                                                 --------------
HEALTH CARE EQUIPMENT-3.16%
Becton, Dickinson and Co.                              525,143       34,617,427
St. Jude Medical, Inc.(a)                              163,400        6,029,460
Varian Medical Systems, Inc.(a)                        695,000       31,497,400
                                                                 --------------
                                                                     72,144,287
                                                                 --------------
HEALTH CARE TECHNOLOGY-0.24%
IMS Health Inc.                                        200,000        5,488,000
                                                                 --------------
HOME IMPROVEMENT RETAIL-1.43%
Lowe's Cos., Inc.                                    1,154,606       32,733,080
                                                                 --------------
HOMEFURNISHING RETAIL-0.71%
Bed Bath & Beyond Inc.(a)                              483,400       16,184,232
                                                                 --------------
HOUSEHOLD PRODUCTS-3.67%
Clorox Co. (The)                                       455,000       27,272,700
Colgate-Palmolive Co.                                  460,000       27,287,200
Procter & Gamble Co. (The)                             520,500       29,252,100
                                                                 --------------
                                                                     83,812,000
                                                                 --------------
HUMAN RESOURCE & EMPLOYMENT SERVICES-0.66%
Robert Half International Inc.                         464,000       15,015,040
                                                                 --------------

AIM SUMMIT FUND

                                                      SHARES          VALUE
                                                    ----------   --------------
HYPERMARKETS & SUPER CENTERS-0.74%
Costco Wholesale Corp.                                 321,000   $   16,935,960
                                                                 --------------
INDUSTRIAL CONGLOMERATES-1.80%
3M Co.                                                 331,900       23,365,760
General Electric Co.                                   373,000       12,193,370
McDermott International, Inc.(a)                       122,000        5,555,880
                                                                 --------------
                                                                     41,115,010
                                                                 --------------
INDUSTRIAL MACHINERY-3.07%
Eaton Corp.                                            257,000       16,473,700
Illinois Tool Works Inc.                               701,000       32,056,730
Parker Hannifin Corp.                                  300,000       21,672,000
                                                                 --------------
                                                                     70,202,430
                                                                 --------------
INTEGRATED OIL & GAS-2.28%
Exxon Mobil Corp.                                      324,000       21,947,760
Occidental Petroleum Corp.                             279,000       30,062,250
                                                                 --------------
                                                                     52,010,010
                                                                 --------------
INTERNET SOFTWARE & SERVICES-1.56%
eBay Inc.(a)                                           837,135       20,149,839
Google Inc.-Class A (a)                                 40,000       15,464,000
                                                                 --------------
                                                                     35,613,839
                                                                 --------------
INVESTMENT BANKING & BROKERAGE-2.92%
Goldman Sachs Group, Inc. (The)                         85,000       12,983,750
Lehman Brothers Holdings Inc.                          140,000        9,093,000
Merrill Lynch & Co., Inc.                              443,696       32,309,943
Morgan Stanley                                         184,200       12,249,300
                                                                 --------------
                                                                     66,635,993
                                                                 --------------
LIFE SCIENCES TOOLS & SERVICES-0.30%
Waters Corp.(a)                                        167,095        6,797,425
                                                                 --------------
MULTI-LINE INSURANCE-0.32%
Assurant, Inc.                                         150,000        7,225,500
                                                                 --------------
OIL & GAS DRILLING-3.36%
ENSCO International Inc.                               614,878       28,419,661
GlobalSantaFe Corp.                                    498,000       27,355,140
Nabors Industries Ltd.(a)                              335,000       11,832,200
Transocean Inc.(a)                                     117,474        9,072,517
                                                                 --------------
                                                                     76,679,518
                                                                 --------------
OIL & GAS EQUIPMENT & SERVICES-4.07%
Baker Hughes Inc.                                      473,700       37,872,315
Halliburton Co.                                        819,402       27,335,251
Weatherford International Ltd.(a)                      593,840       27,815,465
                                                                 --------------
                                                                     93,023,031
                                                                 --------------
OIL & GAS EXPLORATION & PRODUCTION-1.42%
Apache Corp.                                           461,350       32,511,334
                                                                 --------------

                                                      SHARES          VALUE
                                                    ----------   --------------
OIL & GAS REFINING & MARKETING-1.25%
Valero Energy Corp.                                    425,307   $   28,678,451
                                                                 --------------
PACKAGED FOODS & MEATS-2.62%
Hershey Co. (The)                                      372,000       20,448,840
Kellogg Co.                                            818,349       39,419,871
                                                                 --------------
                                                                     59,868,711
                                                                 --------------
PHARMACEUTICALS-3.72%
Allergan, Inc.                                         127,000       13,696,950
Johnson & Johnson                                      660,900       41,339,295
Wyeth                                                  616,240       29,869,153
                                                                 --------------
                                                                     84,905,398
                                                                 --------------
PROPERTY & CASUALTY INSURANCE-0.54%
ACE Ltd.                                               238,921       12,311,599
                                                                 --------------
PUBLISHING-0.58%
McGraw-Hill Cos., Inc. (The)                           236,061       13,290,234
                                                                 --------------
RAILROADS-2.36%
Burlington Northern Santa Fe Corp.                     374,900       25,834,359
CSX Corp.                                              196,135       11,901,472
Norfolk Southern Corp.                                 375,000       16,282,500
                                                                 --------------
                                                                     54,018,331
                                                                 --------------
SEMICONDUCTOR EQUIPMENT-0.31%
Applied Materials, Inc.                                452,062        7,115,456
                                                                 --------------
SEMICONDUCTORS-0.38%
Freescale Semiconductor Inc.-Class A (a)               305,000        8,732,150
                                                                 --------------
SOFT DRINKS-1.69%
PepsiCo, Inc.                                          611,000       38,725,180
                                                                 --------------
SPECIALIZED FINANCE-0.49%
Moody's Corp.                                          203,000       11,140,640
                                                                 --------------
SPECIALTY STORES-1.01%
Staples, Inc.                                          783,350       16,936,027
Tiffany & Co.                                          198,000        6,254,820
                                                                 --------------
                                                                     23,190,847
                                                                 --------------
STEEL-1.76%
Nucor Corp.                                            328,000       17,439,760
United States Steel Corp.                              359,700       22,686,279
                                                                 --------------
                                                                     40,126,039
                                                                 --------------
SYSTEMS SOFTWARE-1.26%
Oracle Corp.(a)                                      1,929,100       28,878,627
                                                                 --------------
WIRELESS TELECOMMUNICATION SERVICES-0.88%
Sprint Nextel Corp.                                  1,011,063       20,019,047
                                                                 --------------
      Total Domestic Common Stocks
         (Cost $1,494,520,092)                                    1,752,750,642
                                                                 --------------

SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THIS SCHEDULE.

AIM SUMMIT FUND

                                                      SHARES          VALUE
                                                    ----------   --------------
FOREIGN STOCKS & OTHER EQUITY INTERESTS-19.38%
AUSTRALIA-1.86%
BHP Billiton Ltd. (Diversified Metals &
   Mining) (b)                                       2,016,000   $   42,561,408
                                                                 --------------
BRAZIL-1.27%
Companhia Vale do Rio Doce -ADR (Steel)              1,248,000       28,953,600
                                                                 --------------
CANADA-0.95%
Canadian National Railway Co. (Railroads)              537,000       21,689,430
                                                                 --------------
FINLAND-1.40%
Nokia Corp. -ADR (Communications
   Equipment)                                        1,617,000       32,097,450
                                                                 --------------
FRANCE-1.36%
Sanofi-Aventis (Pharmaceuticals) (b)                   326,066       31,026,032
                                                                 --------------
JAPAN-6.21%
Bridgestone Corp. (Tires & Rubber) (b)(c)              939,000       17,026,706
FANUC Ltd. (Industrial Machinery) (b)(c)               246,200       20,473,703
KDDI Corp. (Wireless Telecommunication
   Services) (b)                                         4,855       31,426,326
Komatsu Ltd. (Construction & Farm Machinery &
   Heavy Trucks) (b)(c)                                920,000       18,406,308
Millea Holdings, Inc. (Property & Casualty
   Insurance) (b)                                          690       13,324,322
Mitsui O.S.K. Lines, Ltd. (Marine) (b)(c)            2,146,000       14,122,143
Mitsui Sumitomo Insurance Co., Ltd. (Property &
   Casualty Insurance) (b)                             890,000       10,464,190
Nippon Yusen Kabushiki Kaisha (Marine) (c)           2,584,000       16,633,162
                                                                 --------------
                                                                    141,876,860
                                                                 --------------
MEXICO-0.16%
Cemex SAB de C.V. -ADR (Construction
   Materials) (a)                                      130,767        3,703,322
                                                                 --------------
NETHERLANDS-0.26%
Koninklijke (Royal) Philips Electronics
   N.V. -New York Shares (Consumer
   Electronics)                                        177,240        5,836,513
                                                                 --------------
SOUTH KOREA-1.18%
Kookmin Bank (Diversified Banks) (b)                   311,400       26,950,214
                                                                 --------------
SWITZERLAND-3.01%
Novartis A.G. -ADR (Pharmaceuticals)                   638,000       35,868,360
Roche Holding A.G. (Pharmaceuticals) (b)               185,000       32,932,218
                                                                 --------------
                                                                     68,800,578
                                                                 --------------
UNITED KINGDOM-1.72%
Rio Tinto PLC (Diversified Metals &
   Mining) (b)                                         755,000       39,351,699
                                                                 --------------
      Total Foreign Stocks & Other Equity
         Interests
         (Cost $389,937,357)                                        442,847,106
                                                                 --------------

                                                      SHARES          VALUE
                                                    ----------   --------------
MONEY MARKET FUNDS-4.05%
Liquid Assets Portfolio-Institutional
   Class (d)                                        46,271,138   $   46,271,138
Premier Portfolio-Institutional Class (d)           46,271,138       46,271,138
                                                                 --------------
      Total Money Market Funds
         (Cost $92,542,276)                                          92,542,276
                                                                 --------------
Total Investments (excluding investments
   purchased with cash collateral from
   securities loaned)-100.12%
   (Cost $1,976,999,725)                                          2,288,140,024
                                                                 --------------
INVESTMENTS PURCHASED WITH CASH COLLATERAL FROM
   SECURITIES LOANED
MONEY MARKET FUNDS-2.97%
Liquid Assets Portfolio-Institutional
   Class (d)(e)                                     33,963,445       33,963,445
STIC Prime Portfolio-Institutional Class
   (d)(e)                                           36,963,445       33,963,445
                                                                 --------------
      Total Money Market Funds (purchased with
         cash collateral from securities loaned)
         (Cost $67,926,890)                                          67,926,890
                                                                 --------------
TOTAL INVESTMENTS-103.09%
   (Cost $2,044,926,615)                                          2,356,066,914
OTHER ASSETS LESS LIABILITIES-(3.09)%                               (70,762,509)
                                                                 --------------
NET ASSETS-100.00%                                               $2,285,304,405
                                                                 ==============

Investment Abbreviations:

ADR -- American Depositary Receipt

Notes to Schedule of Investments:

(a)  Non-income producing security.

(b) In accordance with the procedures established by the Board of Trustees, the foreign security is fair valued using adjusted closing market prices. The aggregate value of these securities at July 31, 2006 was $298,065,269, which represented 13.04% of the Fund's Net Assets. See Note 1A.

(c)  All or a portion of this security was out on loan at July 31, 2006.

(d) The money market fund and the Fund are affiliated by having the same investment advisor. See Note 2.

(e) The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower's return of the securities loaned. See Note 3.

SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THIS SCHEDULE.

AIM SUMMIT FUND

NOTES TO QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
July 31, 2006
(Unaudited)

NOTE 1 -- SIGNIFICANT ACCOUNTING POLICIES

A. SECURITY VALUATIONS - Securities, including restricted securities, are valued according to the following policy.

          A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales on a particular day, the security is valued at the closing bid price on that day. Securities traded in the over-the-counter market (but not securities reported on the NASDAQ National Market System) are valued based on the prices furnished by independent pricing services, in which case the securities may be considered fair valued, or by market makers. Each security reported on the NASDAQ Stock Exchange is valued at the NASDAQ Official Closing Price ("NOCP") as of the close of the customary trading session on the valuation date or absent a NOCP, at the closing bid price.

          Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and the ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

          Investments in open-end registered investment companies and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in closed-end registered investment companies that trade on an exchange are valued at the last sales price as of the close of the customary trading session on the exchange where the security is principally traded.

          Debt obligations (including convertible bonds) are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations having 60 days or less to maturity and commercial paper are recorded at amortized cost which approximates value.

          Securities for which market prices are not provided by any of the above methods are valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices.

          Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of the close of the respective markets. Events affecting the values of such foreign securities may occur between the times at which the particular foreign market closes and the close of the customary trading session of the NYSE which would not ordinarily be reflected in the computation of the Fund's net asset value. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, ADRs and domestic and foreign index futures.

AIM SUMMIT FUND

          Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME - Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.

          Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain
     (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

          The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C. COUNTRY DETERMINATION - For the purposes of making investment selection decisions and presentation in the Schedule of Investments, AIM may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer's securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be United States of America unless otherwise noted.

D. FOREIGN CURRENCY TRANSLATIONS - Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (i) sales of foreign currencies, (ii) currency gains or losses realized between the trade and settlement dates on securities transactions, and (iii) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

AIM SUMMIT FUND

E. FOREIGN CURRENCY CONTRACTS - A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund may enter into a foreign currency contract to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. The Fund may also enter into a foreign currency contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of that security. Realized and unrealized gains and losses on these contracts are included in the Statement of Operations. The Fund could be exposed to risk, which may be in excess of the amount reflected in the Statement of Assets and Liabilities, if counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.

NOTE 2 -- INVESTMENTS IN AFFILIATES

The Fund is permitted, pursuant to an exemptive order from the Securities and Exchange Commission and procedures approved by the Board of Trustees, to invest daily available cash balances and cash collateral from securities lending transactions in affiliated money market funds. The Fund and the money market funds below have the same investment advisor and therefore, are considered to be affiliated. The tables below show the transactions in and earnings from investments in affiliated money market funds for the nine months ended July 31, 2006.

INVESTMENTS OF DAILY AVAILABLE CASH BALANCES:

                                                                         CHANGE IN
                                                                        UNREALIZED
                            VALUE      PURCHASES AT   PROCEEDS FROM    APPRECIATION       VALUE       DIVIDEND      REALIZED
FUND                       10/31/05        COST           SALES       (DEPRECIATION)     07/31/06      INCOME     GAIN (LOSS)
----                     -----------   ------------   -------------   --------------   -----------   ----------   -----------
Liquid Assets
   Portfolio -
   Institutional Class   $39,282,365   $250,058,055   $(243,069,282)        $--        $46,271,138   $1,814,626       $--
                         -----------   ------------   -------------         ---        -----------   ----------       ---
Premier Portfolio-
   Institutional Class            --     75,888,368     (29,617,230)         --         46,271,138      256,076        --
                         -----------   ------------   -------------         ---        -----------   ----------       ---
STIC Prime
   Portfolio -
   Institutional Class    39,282,365    223,368,820    (262,651,185)         --                 --    1,567,436        --
                         -----------   ------------   -------------         ---        -----------   ----------       ---
   SUBTOTAL              $78,564,730   $549,315,243   $(535,337,697)        $--        $92,542,276   $3,638,138       $--
                         ===========   ============   =============         ===        ===========   ==========       ===

INVESTMENTS OF CASH COLLATERAL FROM SECURITIES LENDING TRANSACTIONS:

                                                                              CHANGE IN
                                                                             UNREALIZED
                             VALUE       PURCHASES AT     PROCEEDS FROM     APPRECIATION        VALUE       DIVIDEND      REALIZED
FUND                       10/31/05          COST             SALES        (DEPRECIATION)     07/31/06       INCOME*    GAIN (LOSS)
----                     ------------   --------------   ---------------   --------------   ------------   ----------   -----------
Liquid Assets
   Portfolio -
   Institutional Class   $163,546,306   $  395,342,097   $  (524,924,958)        $--        $ 33,963,445   $  165,521       $--
                         ------------   --------------   ---------------         ---        ------------   ----------       ---
STIC Prime Portfolio -
   Institutional Class    163,546,306      393,004,400      (522,587,261)         --          33,963,445      166,322        --
                         ------------   --------------   ---------------         ---        ------------   ----------       ---
   SUBTOTAL              $327,092,612   $  788,346,497   $(1,047,512,219)        $--        $ 67,926,890   $  331,843       $--
                         ------------   --------------   ---------------         ---        ------------   ----------       ---
   TOTAL                 $405,657,342   $1,337,661,740   $(1,582,849,916)        $--        $160,469,166   $3,969,981       $--
                         ============   ==============   ===============         ===        ============   ==========       ===

*    Net of compensation to counterparties.

AIM SUMMIT FUND

NOTE 3 -- PORTFOLIO SECURITIES LOANED

The Fund may lend portfolio securities having a market value up to one-third of the Fund's total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated money market funds. It is the Fund's policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. The Fund could also experience delays and costs in gaining access to the collateral. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested.

     At July 31, 2006, securities with an aggregate value of $65,051,933 were on loan to brokers. The loans were secured by cash collateral of $67,926,890 received by the Fund and subsequently invested in affiliated money market funds. For the nine months ended July 31, 2006, the Fund received dividends on cash collateral investments of $331,843 for securities lending transactions, which are net of compensation to counterparties.

NOTE 4 -- INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities and money market funds) purchased and sold by the Fund during the nine months ended July 31, 2006 was $1,457,371,111 and $1,567,459,694, respectively. For interim reporting periods, the cost of investments for tax purposes includes reversals of certain tax items, such as, wash sales that have occurred since the prior fiscal year-end.

 UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENT SECURITIES ON A TAX BASIS

Aggregate unrealized appreciation of investment securities     $361,157,810
Aggregate unrealized (depreciation) of investment securities    (50,408,696)
                                                               ------------
Net unrealized appreciation of investment securities           $310,749,114
                                                               ============

Cost of investments for tax purposes is $2,045,317,800.

Item 2. Controls and Procedures.

     (a) As of September 15, 2006, an evaluation was performed under the supervision and with the participation of the officers of the Registrant, including the Principal Executive Officer ("PEO") and Principal Financial Officer ("PFO"), to assess the effectiveness of the Registrant's disclosure controls and procedures, as that term is defined in Rule 30a-3(c) under the Investment Company Act of 1940 ("Act"), as amended. Based on that evaluation, the Registrant's officers, including the PEO and PFO, concluded that, as of September 15, 2006, the Registrant's disclosure controls and procedures were reasonably designed so as to ensure: (1) that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified by the rules and forms of the Securities and Exchange Commission; and (2) that material information relating to the Registrant is made known to the PEO and PFO as appropriate to allow timely decisions regarding required disclosure.

     (b) There have been no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

     Certifications of PEO and PFO as required by Rule 30a-2(a) under the Investment Company Act of 1940.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: AIM Summit Fund


By: /s/ PHILIP A. TAYLOR
    ---------------------------------
    Philip A. Taylor
    Principal Executive Officer

Date: September 29, 2006

Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.


By: /s/ PHILIP A. TAYLOR
    ---------------------------------
    Philip A. Taylor
    Principal Executive Officer

Date: September 29, 2006


By: /s/ SIDNEY M. DILGREN
    ---------------------------------
    Sidney M. Dilgren
    Principal Financial Officer

Date: September 29, 2006

                                  EXHIBIT INDEX


Certifications of Principal Executive Officer ("PEO") and Principal Financial Officer ("PFO") as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended.